Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Capital [member]	Treasury shares [member]	Share-based remuneration [member]	Government grants [member]	Legal Reserve [member]	For investment and working capital [member]	Retained earnings [member]	Result in transaction with non-controlling interest [member]	Actuarial gain (loss) on post employment benefit obligation [member]	Cumulative translation adjustments [member]	Accumulated Other Comprehensive Loss Financial Instruments [member]	Total shareholders equity [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2017	$ 4,177.5	$ 1,438.0	$ (51.8)	$ 37.3	$ 46.9	$ 204.4	$ 2,491.9	$ 5.1	$ (4.2)	$ (40.3)	$ (63.3)	$ 0.1	$ 4,064.1	$ 113.4
Statement [Line Items]
Loss for the year	(171.2)							(178.2)					(178.2)	7.0
Actuarial loss on post employment benefit obligation	1.1									1.1			1.1
Translation adjustments	(65.4)										(39.4)		(39.4)	(26.0)
Financial instruments	0.4											0.4	0.4
Total of comprehensive loss	(235.1)							(178.2)		1.1	(39.4)	0.4	(216.1)	(19.0)
Share-based remuneration	0.1			0.1									0.1
Stock options grants exercised	9.5		20.4					(10.9)					9.5
Allocation of profits:
Government grants					0.1			(0.1)
Interest on own capital	(8.2)						(8.2)						(8.2)
Dividends	(3.7)						(3.7)						(3.7)
Increase in share capital		113.6					(113.6)
Reserve for investments and working capital							(184.1)	184.1
Ending balance (Previously stated [member]) at Dec. 31, 2018	3,940.1	1,551.6	(31.4)	37.4	47.0	204.4	2,182.3		(4.2)	(39.2)	(102.7)	0.5	3,845.7	94.4
Ending balance (Adjustment related to accounting policy change [member]) at Dec. 31, 2018								1.3				(1.3)
Ending balance at Dec. 31, 2018	3,940.1	1,551.6	(31.4)	37.4	47.0	204.4	2,182.3	1.3	(4.2)	(39.2)	(102.7)	(0.8)	3,845.7	94.4
Statement [Line Items]
Loss for the year	(316.5)							(322.3)					(322.3)	5.8
Actuarial loss on post employment benefit obligation	0.0
Translation adjustments	(10.6)										(7.3)		(7.3)	(3.3)
Financial instruments	(0.7)											(0.7)	(0.7)
Total of comprehensive loss	(327.8)							(322.3)			(7.3)	(0.7)	(330.3)	2.5
Stock options grants exercised	2.2		4.9					(2.7)					2.2
Allocation of profits:
Government grants					2.0			(2.0)
Reserve for investments and working capital	0.1						(325.6)	325.7					0.1
Ending balance at Dec. 31, 2019	3,614.6	1,551.6	(26.5)	37.4	49.0	204.4	1,856.7		(4.2)	(39.2)	(110.0)	(1.5)	3,517.7	96.9
Statement [Line Items]
Loss for the year	(728.3)							(731.9)					(731.9)	3.6
Translation adjustments	62.1										53.5		53.5	8.6
Put options of non-controlling interest	(22.2)								(22.2)				(22.2)
Financial instruments	9.0											9.0	9.0
Other comprehensive income (loss)	3.5													3.5
Total of comprehensive loss	(675.9)							(731.9)	(22.2)		53.5	9.0	(691.6)	15.7
Stock options grants exercised	0.4		0.8					(0.4)					0.4
Absorption of reserves by loss for the year							(732.3)	$ 732.3
Ending balance at Dec. 31, 2020	$ 2,939.1	$ 1,551.6	$ (25.7)	$ 37.4	$ 49.0	$ 204.4	$ 1,124.4		$ (26.4)	$ (39.2)	$ (56.5)	$ 7.5	$ 2,826.5	$ 112.6